Intangible Assets, Net	12 Months Ended
Feb. 28, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

5. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Trade name	4,000	4,000	634
Student base and customer relationship	5,940	2,200	349
School cooperation agreements	1,000	1,000	159
Non-compete agreements	440	440	70
Purchased software	322	442	70
License	302	302	48
Total	12,004	8,384	1,330
Less: accumulated amortization	4,886	5,119	812
Intangible assets, net	7,118	3,265	518

For the years ended February 29, 2020, February 28, 2021 and 2022, amortization expenses were RMB4,328, RMB1,949 and RMB1,719 (US$272), respectively. As of February 28, 2022, estimated amortization expense of the existing intangible assets for each of the next five years ending February 28, 2027 and thereafter is RMB789, RMB614, RMB424, RMB424, RMB414 and RMB600.

The Group recorded impairment loss for intangible assets of RMB30,804, nil and RMB2,255 (US$357) for the years ended February 29, 2020, February 28, 2021 and 2022, respectively. The impairment loss for the year ended February 29, 2020 arose from the adverse impact that COVID-19 has had on the Group's operation forecast attributable to the intangible assets acquired in business combination in the fiscal year 2020. The impairment loss for the year ended February 28, 2022 arose as a result of the changes in the regulatory environment and the Business Restructuring.